Events occurring after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period
35.
Events occurring after the reporting period

2023 share repurchase program

In March 2023, board of directors of the Company has authorized a share repurchase program under which the Company may repurchase up to USD500 million of its Class A ordinary shares in the form of ADSs during a 24-month period commencing from March 20, 2023.